Operating Expenses (Details) - Schedule of Administrative and Operating Costs Associated with Our Business Activities - Operating Expense [Member] - USD ($)	3 Months Ended
	Sep. 30, 2023		Jun. 30, 2023		Sep. 30, 2022		Jun. 30, 2022
Operating Expenses (Details) - Schedule of Administrative and Operating Costs Associated with Our Business Activities [Line Items]
Salaries and compensation to employees	$ 3,828,121	[1]	$ 7,078,205	[2]	$ 2,709,626	[1]	$ 6,006,738	[2]
Travelling and conveyance	79,030		643,468		93,670		207,560
Legal and audit fee	285,708		139,967		216,610		90,000
Repairs and maintenance	15,454		340,641		27,066		60,000
Printing and Stationary	3,267		32,288		3,872		8,584
Legal and professional fees	617,273		617,273		235,385		235,385
Insurance	15,000		95,300		17,236		38,209
IT Support & software	18,864		77,462		26,377		58,474
Utilities	9,139		63,097		16,547		16,547
Misc. general business expenses	33,171		550,663		101,345		224,664
Total	$ 4,287,754		$ 9,638,541		$ 3,203,268		$ 6,993,036

[1]	Stock-based compensation to staff for the quarter ended September 30, 2023, and 2022, was $1,512,000 and $0 respectively.
[2]	Stock-based compensation to staff for the fiscal year ended June 30, 2023, and 2022, was $721,000 and $4,313,889 respectively.